DEFERRED TAX ASSETS AND LIABILITIES (Details 2) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Provision Of Allowance [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, As of Beginning		¥ 7	¥ 2,143
(Credited)/charged to the statement of profit or loss during the year			(2,136)
Disposal of PSTT		(7)
Deferred tax assets, As of Ending			7
Significant Financing Component Of The Contract With Customers [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, As of Beginning		62	540
(Credited)/charged to the statement of profit or loss during the year		(22)	(478)
Disposal of PSTT		(40)
Deferred tax assets, As of Ending			62
Leases Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, As of Beginning		419	454
(Credited)/charged to the statement of profit or loss during the year		(57)	(35)
Disposal of PSTT		(362)
Deferred tax assets, As of Ending			419
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, As of Beginning			154
(Credited)/charged to the statement of profit or loss during the year			(154)
Disposal of PSTT
Deferred tax assets, As of Ending
Total Deferred Tax Assets [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, As of Beginning		488	3,291
(Credited)/charged to the statement of profit or loss during the year		(79)	(2,803)
Disposal of PSTT		(409)
Deferred tax assets, As of Ending			¥ 488